Acquisitions and Divestitures - Sale of Eurolife life insurance operations to Eurobank (Details) € in Millions, $ in Millions			12 Months Ended
	Oct. 13, 2025 USD ($)	Oct. 13, 2025 EUR (€)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Oct. 13, 2025 EUR (€)	Dec. 31, 2023 USD ($)
Acquisitions and Divestitures
Purchases and acquisitions			$ 1,281.7	$ 630.0
Assets held for sale:
Reinsurance contract assets held			11,251.0	10,682.6
Deferred income tax assets			367.1	325.0
Goodwill and intangible assets			8,339.4	8,278.2		$ 6,376.3
Other assets			7,731.4	8,988.0
Assets			107,787.7	96,777.3
Liabilities associated with assets held for sale:
Accounts payable and accrued liabilities			6,119.7	6,078.3
Derivative obligations			786.9	356.9
Deferred income tax liabilities			1,946.7	1,714.0
Insurance contract payables			338.3	923.0
Insurance contract liabilities			50,441.0	$ 47,602.2
ERB Asfalistiki
Acquisitions and Divestitures
Percentage of common shares acquired	45.00%				45.00%
Purchases and acquisitions	$ 69.0	€ 59.0
Eurolife Life Operations | Before adjustment
Assets held for sale:
Portfolio investments			2,338.8
Reinsurance contract assets held			5.5
Deferred income tax assets			0.9
Goodwill and intangible assets			9.0
Other assets			2,158.2
Assets			4,512.4
Liabilities associated with assets held for sale:
Accounts payable and accrued liabilities			142.0
Deferred income tax liabilities			83.6
Insurance contract payables			643.7
Insurance contract liabilities			2,803.3
Portfolio investments, cash and cash equivalents			3,672.6
Eurolife Life Operations
Acquisitions and Divestitures
Percentage of equity interest	80.00%	80.00%
Eurolife Life Operations
Assets held for sale:
Portfolio investments			1,663.6
Reinsurance contract assets held			5.5
Deferred income tax assets			0.9
Goodwill and intangible assets			9.0
Other assets			1,766.9
Assets			3,445.9
Liabilities associated with assets held for sale:
Accounts payable and accrued liabilities			107.5
Deferred income tax liabilities			83.6
Insurance contract payables			643.7
Insurance contract liabilities			2,803.3
Portfolio investments, cash and cash equivalents			3,638.1
Subsidiary cash and cash equivalents			104.6
Eurolife Life Operations | Eurolife Life Operations
Acquisitions and Divestitures
Percentage of equity interests sold	80.00%				80.00%
Cash consideration	$ 955.0				€ 813.0
Consolidation adjustments | Adjustment
Assets held for sale:
Portfolio investments			(675.2)
Other assets			(391.3)
Assets			(1,066.5)
Liabilities associated with assets held for sale:
Accounts payable and accrued liabilities			(34.5)
Portfolio investments, cash and cash equivalents			$ (34.5)